Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND
Effective immediately, the Equity Index Fund (“EIF”), Value Equity Index Fund (“VEIF”), Growth Equity Index Fund (“GEIF”) and International Equity Index Fund (“IEIF”) have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
Under the heading “Principal Investment Strategies” for the EIF on page 115, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Strategies” for the VEIF on page 126, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Strategies” for the GEIF on page 135, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Strategies” for the IEIF on page 149, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 115, 126, 135 and 149, respectively, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
II.  SUBCLASSIFICATION CHANGE TO THE GROWTH EQUITY FUND
Effective November 1, 2022, the Growth Equity Fund will change its subclassification status from diversified to non-diversified.
Under the heading “Principal Investment Strategies” for the Growth Equity Fund (“GEF”) on page 139, the first bullet is deleted in its entirety and replaced with the following:
•
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund focuses its investments in large- and medium-sized U.S. companies (companies with holdings greater than approximately $3.6 billion) whose equity securities are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.
Under the heading “Principal Investment Strategies” for the GEF, beginning on page 139, the following disclosure is added as the second bullet point:
•
The Fund is classified as non-diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Under the heading “Principal Investment Risks” for the GEF, beginning on page 139, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: Because the Fund may hold larger positions in fewer securities than diversified funds, its performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND
Effective immediately, the Equity Index Fund (“EIF”), Value Equity Index Fund (“VEIF”), Growth Equity Index Fund (“GEIF”) and International Equity Index Fund (“IEIF”) have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
Under the heading “Principal Investment Strategies” for the EIF on page 115, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 115, 126, 135 and 149, respectively, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

Value Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND
Effective immediately, the Equity Index Fund (“EIF”), Value Equity Index Fund (“VEIF”), Growth Equity Index Fund (“GEIF”) and International Equity Index Fund (“IEIF”) have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
Under the heading “Principal Investment Strategies” for the VEIF on page 126, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 115, 126, 135 and 149, respectively, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

Growth Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND
Effective immediately, the Equity Index Fund (“EIF”), Value Equity Index Fund (“VEIF”), Growth Equity Index Fund (“GEIF”) and International Equity Index Fund (“IEIF”) have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
Under the heading “Principal Investment Strategies” for the GEIF on page 135, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 115, 126, 135 and 149, respectively, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND
Effective immediately, the Equity Index Fund (“EIF”), Value Equity Index Fund (“VEIF”), Growth Equity Index Fund (“GEIF”) and International Equity Index Fund (“IEIF”) have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
Under the heading “Principal Investment Strategies” for the IEIF on page 149, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 115, 126, 135 and 149, respectively, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

GROWTH EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
II.  SUBCLASSIFICATION CHANGE TO THE GROWTH EQUITY FUND
Effective November 1, 2022, the Growth Equity Fund will change its subclassification status from diversified to non-diversified.
Under the heading “Principal Investment Strategies” for the Growth Equity Fund (“GEF”) on page 139, the first bullet is deleted in its entirety and replaced with the following:
•
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund focuses its investments in large- and medium-sized U.S. companies (companies with holdings greater than approximately $3.6 billion) whose equity securities are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.
Under the heading “Principal Investment Strategies” for the GEF, beginning on page 139, the following disclosure is added as the second bullet point:
•
The Fund is classified as non-diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Under the heading “Principal Investment Risks” for the GEF, beginning on page 139, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: Because the Fund may hold larger positions in fewer securities than diversified funds, its performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.